United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--16.4%
		Basic Industry - Chemicals--0.2%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,352,562
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,103,645
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	531,350
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,768,204
1,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,019,811
		TOTAL	5,775,572
		Basic Industry - Metals & Mining--0.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	654,386
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,366,881
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,718,329
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	409,664
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,081,075
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,851,531
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,400,200
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,221,518
		TOTAL	10,703,584
		Basic Industry - Paper--0.3%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,744,266
380,000		Westvaco Corp., 7.65%, 3/15/2027	390,257
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,061,309
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	1,900,239
		TOTAL	8,096,071
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	489,261
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	601,916
100,000		Boeing Capital Corp., Sr. Note, Series XI, 4.351%, 11/15/2009	99,985
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,650,813
1,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	1,881,688
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,408,890
		TOTAL	9,132,553
		Capital Goods - Construction Machinery--0.1%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	411,222
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	63,438
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,645,723
100,000		John Deere Capital Corp., Sr. Note, Series D, 4.223%, 12/18/2009	99,935
		TOTAL	3,220,318
		Capital Goods - Diversified Manufacturing--0.3%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,014,811
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,213,357
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,615,355
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	706,971
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,590,371
		TOTAL	7,140,865
		Capital Goods - Environmental--0.1%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,567,861
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	962,862
		Communications - Media & Cable--0.4%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,235,728
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,818,145
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,729,195
1,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,188,097
		TOTAL	8,971,165
		Communications - Media Noncable--0.2%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,803,493
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	264,930
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,367,780
		TOTAL	4,436,203
		Communications - Telecom Wireless--0.4%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	6,884,605
1,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,456,642
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	470,641
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,727,160
		TOTAL	10,539,048
		Communications - Telecom Wirelines--0.3%
500,000		Embarq Corp., 6.738%, 6/1/2013	515,707
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	104,351
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	127,816
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	101,701
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,741
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	205,543
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	824,530
2,620,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,730,920
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,229,158
		TOTAL	6,940,467
		Consumer Cyclical - Automotive--0.4%
1,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,516,070
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,081,217
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	2,002,981
945,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	715,994
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	161,499
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,314,057
		TOTAL	9,791,818
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	231,141
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,185,317
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,421,386
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	2,026,235
		TOTAL	4,864,079
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	795,275
		Consumer Cyclical - Retailers--0.3%
763,487	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	723,229
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	528,164
1,195,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,240,206
1,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,305,312
520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	495,208
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	231,931
600,000		Target Corp., Note, 5.875%, 7/15/2016	627,627
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	821,914
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	793,756
		TOTAL	6,767,347
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,587,946
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	212,618
		TOTAL	2,800,564
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	68,508
		Consumer Non-Cyclical Food/Beverage--0.4%
1,710,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,802,873
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,265,447
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,306
1,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,398,401
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,117,347
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,222,595
630,000		PepsiCo, Inc., 4.65%, 2/15/2013	660,618
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	190,949
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	254,813
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,618,452
		TOTAL	9,631,801
		Consumer Non-Cyclical Health Care--0.3%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	1,082,083
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	908,010
1,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	1,963,055
2,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,845,507
		TOTAL	6,798,655
		Consumer Non-Cyclical Pharmaceuticals--0.4%
2,300,000		Abbott Laboratories, 5.15%, 11/30/2012	2,455,338
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,716,206
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,094,260
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	450,949
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,761,712
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	839,881
		TOTAL	9,318,346
		Consumer Non-Cyclical Products--0.2%
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	747,899
445,000		Snap-On, Inc., 6.25%, 8/15/2011	482,368
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,232,951
		TOTAL	3,463,218
		Consumer Non-Cyclical Supermarkets--0.1%
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,404,294
		Consumer Non-Cyclical Tobacco--0.0%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	905,368
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,084,027
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,474,258
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,915,967
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	942,500
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,776,105
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	151,881
892,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	910,513
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	652,976
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	965,655
		TOTAL	9,873,882
		Energy - Integrated--0.8%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	142,243
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,828,809
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,772,100
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,787,384
1,361,150	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,420,599
1,200,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,230,112
		TOTAL	18,181,247
		Energy - Oil Field Services--0.1%
1,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,754,128
		Energy - Refining--0.1%
2,020,000		Valero Energy Corp., 7.50%, 4/15/2032	2,155,300
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	882,967
		TOTAL	3,038,267
		Financial Institution - Banking--3.7%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,168,558
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,279,815
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,620,834
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,898,898
4,790,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,845,212
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,560,746
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	2,017,444
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	160,854
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	583,843
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,583,090
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	1,071,026
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	101,028
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,086,828
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,394,500
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,818,711
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	970,359
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,010,543
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,229,090
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	510,514
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	52,222
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	157,330
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,097,172
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,329,384
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,731,452
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,551,369
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,286
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,075,078
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,761,495
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	775,092
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,095,067
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,048,263
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,251,447
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,191,042
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,204,446
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,631,088
500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	513,758
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,625,614
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	765,949
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,205,887
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	255,288
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	977,792
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,280,769
3,620,000		Wachovia Corp., 5.75%, 2/1/2018	3,647,576
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,513,508
4,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	3,914,015
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,389,120
		TOTAL	89,978,402
		Financial Institution - Brokerage--1.6%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,533
550,000		Bear Stearns Co., Inc., Note, 4.50%, 10/28/2010	548,525
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,426,834
975,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,033,941
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,919,981
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,377,296
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,084,451
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,568,519
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	905,104
3,010,000		Invesco PLC., Note, 4.50%, 12/15/2009	3,039,341
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	784,229
900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	950,909
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,611,664
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	1,964,140
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,790,951
2,500,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,318,120
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,482,298
500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	499,574
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	201,626
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	645,591
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	259,971
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	607,977
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,071,765
440,000		Nuveen Investments, 5.00%, 9/15/2010	393,800
440,000		Nuveen Investments, 5.50%, 9/15/2015	279,400
		TOTAL	38,796,540
		Financial Institution - Finance Noncaptive--0.4%
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	2,036,356
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,820,062
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	49,240
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	74,661
1,795,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,176,422
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	234,375
240,000		General Electric Capital Corp., Note, Series A, 2.808%, 5/30/2008	240,132
150,000		General Electric Capital Corp., Note, Series A, 2.949%, 2/20/2009	149,503
230,000		General Electric Capital Corp., Note, Series A, 3.673%, 6/11/2008	229,937
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	208,374
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,002,502
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	937,002
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,554,614
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	880,295
		TOTAL	10,593,475
		Financial Institution - Insurance - Life--0.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,051,121
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,114,404
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,675,586
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,033,913
		TOTAL	9,875,024
		Financial Institution - Insurance - P&C--0.4%
1,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,786,319
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	643,759
1,500,000		CNA Financial Corp., 6.50%, 8/15/2016	1,528,536
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	889,487
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,745,976
395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	398,728
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,948,302
		TOTAL	9,941,107
		Financial Institution - REITs--0.2%
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	796,161
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	971,064
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,953,467
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,426,483
		TOTAL	5,147,175
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	959,611
		Government Agency--0.0%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	506,455
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	532,432
		TOTAL	1,038,887
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	697,744
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,394,562
		TOTAL	2,092,306
		Technology--1.0%
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,573,724
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	405,542
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,079,512
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,070,729
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,194,969
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,319,044
850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	875,809
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,766,202
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,477,434
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,022,897
2,530,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,623,318
		TOTAL	24,409,180
		Transportation - Airlines--0.1%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,259,650
		Transportation - Railroads--0.2%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,701,843
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,848,306
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	319,337
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,539,913
		TOTAL	5,409,399
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,876,258
		Utility - Electric--1.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,391,952
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	746,043
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	721,066
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,280,239
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	276,075
2,820,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,921,509
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,730,103
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,083,649
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	931,366
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,275,594
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	839,365
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	713,976
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,087,696
550,000		Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008	549,782
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	2,007,287
2,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	2,452,557
		TOTAL	25,008,259
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,527,345
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,452,367
		TOTAL CORPORATE BONDS (IDENTIFIED COST $398,096,812)	401,308,351
		CORPORATE NOTES--0.1%
		Communications—Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,552)	2,043,921
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
38,863		FNMA ARM 681769, 4.555%, 1/01/2033	39,682
		Government National Mortgage Assoc.--0.0%
3,050		GNMA2 ARM 80201, 30 Year, 6.375%, 5/20/2028	3,117
2,089		GNMA2 ARM 8717, 5.125%, 5.125%, 10/20/2025	2,131
		TOTAL	5,248
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $45,427)	44,930
		ASSET-BACKED SECURITIES--4.2%
		Commercial Mortgage--4.2%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,253,916
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	21,527,381
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,594,857
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,676,269
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,446,160
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	6,594,129
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/11/2042	22,000,671
		TOTAL	103,093,383
		Home Equity Loan--0.0%
42,884	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	36,452
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $107,044,647)	103,129,835
		GOVERNMENT AGENCIES--9.3%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,542,272
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,057,327
1,000,000		Federal Farm Credit System, Bond, 4.875%, 11/15/2012	1,000,467
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,635,047
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,048,147
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	530,152
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	1,005,856
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	100,141
400,000		Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013	400,490
69,231		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	69,272
60,000,000	[3]	Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008	60,646,860
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	155,098
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	475,248
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	400,007
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	153,442
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	61,678
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	406,729
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	203,378
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	101,566
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	102,146
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,506,304
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	200,273
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	199,875
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	571,524
20,000,000		Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,036,156
55,000,000	[3]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	58,480,279
250,000		Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008	250,409
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	199,009
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	200,363
300,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012	300,927
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	421,667
800,000		Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013	801,321
1,600,000	[4]	Federal Home Loan Mortgage Corp., Note, 6.193%, 4/15/2019	849,014
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012	401,798
100,000		Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012	100,299
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,780,669
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	100,106
40,000,000	[3]	Federal National Mortgage Association, 5.375%, 6/12/2017	43,549,880
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,039,296
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,072,113
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	153,328
500,000		Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012	501,599
400,000		Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012	401,400
500,000		Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015	501,136
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,701
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	510,435
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,126,152
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $219,512,502)	226,401,356
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
1,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $1,538,498)	1,662,975
		U.S. TREASURY--12.3%
		U.S. Treasury Bonds—0.6%
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,470,292
1,343,000	[5]	United States Treasury Bond, 6.00%, 2/15/2026	1,621,673
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	6,072,423
1,300,000	[3]	United States Treasury Bond, 6.25%, 8/15/2023	1,599,011
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,806,231
300,000		United States Treasury Bond, 6.75%, 8/15/2026	391,745
500,000		United States Treasury Bond, 7.25%, 5/15/2016	637,825
		TOTAL	15,599,200
		U.S. Treasury Notes—11.7%
26,455,250	[3]	U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	28,455,788
52,003,000	[3]	U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016	58,616,133
20,000,000	[3]	United States Treasury Note, 2.875%, 1/31/2013	20,364,520
6,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	6,386,814
10,000,000	[3]	United States Treasury Note, 4.125%, 8/31/2012	10,732,044
27,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	29,143,641
6,700,000	[3]	United States Treasury Note, 4.50%, 11/30/2011	7,272,443
14,000,000	[3]	United States Treasury Note, 4.50%, 4/30/2012	15,226,670
6,000,000	[3,5]	United States Treasury Note, 4.50%, 2/15/2016	6,520,231
92,035,000	[3]	United States Treasury Note, 4.75%, 8/15/2017	100,956,569
200,000		United States Treasury Note, 5.00%, 8/15/2011	219,865
300,000		United States Treasury Note, 6.00%, 8/15/2009	318,990
100,000		United States Treasury Note, 6.50%, 2/15/2010	109,275
		TOTAL	284,322,983
		TOTAL U.S. TREASURY (IDENTIFIED COST $276,696,427)	299,922,183
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
464,631		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	485,096
202,338		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	211,265
57,139		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	59,678
		TOTAL	756,039
		Federal National Mortgage Association--0.1%
401,228		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	406,530
245,438		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	253,835
24,944		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	26,335
679,931		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	691,210
		TOTAL	1,377,910
		Government National Mortgage Association--0.0%
40,491		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	44,084
2,432		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,669
4,564		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,970
1,826		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,960
3,203		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,492
361		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	396
268,193		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	283,968
10,026		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	10,661
12,485		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	13,217
2,041		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	2,162
447,033		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	433,457
118,815		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	126,336
		TOTAL	927,372
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,999,335)	3,061,321
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.5%
		Commercial Mortgage--1.5%
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,634,018
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,521,276
7,120,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.815%, 2/12/2049	6,977,974
		TOTAL	37,133,268
		Federal Home Loan Mortgage Corporation--0.0%
14,201		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	14,186
		Federal National Mortgage Association--0.0%
27,090		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	30,015
11,404		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	12,716
		TOTAL	42,731
		Non-Agency Mortgage--0.0%
10,523	[1,2]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 7.54991%, 1/28/2027	6,840
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,188,601)	37,197,025
		MUTUAL FUNDS—74.5%[6]
2,305,900		Emerging Markets Fixed Income Core Fund	51,113,249
108,229,229		Federated Mortgage Core Portfolio	1,085,539,165
18,059,914		High Yield Bond Portfolio	114,680,451
568,939,251	[7,8]	Prime Value Obligations Fund, Institutional Shares, 3.57%	568,939,251
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,804,460,757)	1,820,272,116
		TOTAL INVESTMENTS—118.5% (IDENTIFIED COST $2,850,597,558)[9]	2,895,044,013
		OTHER ASSETS AND LIABILITIES---NET---(18.5)%[10]	(452,451,886)
		TOTAL NET ASSETS---100%	$2,442,592,127

At February 29, 2008, the Fund had the following open futures contracts:
Descriptions	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
11U.S. Treasury Notes 2 Years Long Futures	275	$59,103,516	June 2008	$407,222

At February 29, 2008, the Fund had the following open swap contracts:
Credit Default Swaps CounterParty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	CDXIG8	Sell	0.35%	6/20/2012	$75,000,000	$(3,310,972)
Merrill Lynch, Pierce, Fenner & Smith	CDXIG9	Sell	0.60%	12/20/2012	$105,000,000	$(3,503,139)
NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS						$(6,814,111)

Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities – Net”.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $39,239,622, which represented 1.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (“the Directors”). At February 29, 2008, these liquid restricted securities amounted to $39,239,622, which represented 1.6% of total net assets.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 29, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$434,639,923	$445,788,000
4	Zero coupon bond, reflects effective rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated companies.
7	All or a portion of this security is held as collateral for securities lending.
8	7-Day net yield.
9
At February 29, 2008, the cost of investments for federal tax purposes was $2,850,657,012. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $44,387,001. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,480,997 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,093,996.

10	Assets, other than investments in securities, less liabilities.
11	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which are managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. The Fund’s secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,820,272,116	$407,222
Level 2 – Other Significant Observable Inputs	1,074,771,897	(6,814,111)
Level 3 – Significant Unobservable Inputs	0	0
Total	$2,895,044,013	$(6,406,889)

* Other financial instruments include futures and swap contracts.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008